INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 6	-	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2015	2014
Raw materials	$27,848	$21,564
Work in process	73,437	62,269
Finished goods	4,396	4,040
	$105,681	$87,873

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $621 and $1,486 as of December 31, 2015 and 2014, respectively.